Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 14.4%
Arch Street CLO Ltd., Series 2016-2A Class BR2 (3 M ICE LIBOR + 1.700%, Floor 1.700%), 144A 1.834%, 10/20/28@,•	$4,000	$4,000,160
Battalion CLO XV Ltd., Series 2020-15A Class A1 (3 M ICE LIBOR + 1.350%, Floor 1.350%), 144A 1.484%, 01/17/33@,•	4,000	4,002,184
Black Diamond CLO Ltd., Series 2019-2A Class A1A (3 M ICE LIBOR + 1.430%, Floor 1.430%), 144A 1.568%, 07/23/32@,•	2,761	2,761,102
ECMC Group Student Loan Trust, Series 2018-2A Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A 0.886%, 09/25/68@,•	3,403	3,430,005
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 3.384%, 01/20/33@,•	4,000	3,944,596
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M ICE LIBOR + 1.730%, Floor 1.730%), 144A 1.864%, 04/18/31@,•	3,000	3,000,138
Highbridge Loan Management Ltd., Series 7A-2015 Class A2R (3 M ICE LIBOR + 0.900%), 144A 1.025%, 03/15/27@,•	2,000	2,000,174
Honda Auto Receivables Owner Trust, Series 2020-1 Class A4, 1.630%, 10/21/26	3,000	3,058,029
KVK CLO Ltd., Series 2018-1A Class D (3 M ICE LIBOR + 3.000%), 144A 3.131%, 05/20/29@,•	3,000	2,998,791
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 1.409%, 10/13/31@,•	2,457	2,457,294
OZLM XI Ltd., Series 2015-11A Class A2R (3 M ICE LIBOR + 1.750%), 144A 1.879%, 10/30/30@,•	4,000	4,000,048
SLM Student Loan Trust,
Series 2012-6 Class B (1 M ICE LIBOR + 1.000%), 1.086%, 04/27/43•	4,860	4,494,446
Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 0.676%, 03/25/55•	4,351	4,383,994
	Par (000)	Value†

SMB Private Education Loan Trust,
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 2.034%, 08/16/32@,•	$5,000	$5,088,668
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	1,930	1,990,228
Series 2015-C Class B, 144A, 3.500%, 09/15/43@	5,000	5,211,471
Steele Creek CLO Ltd.,
Series 2016-1A Class BR (3 M ICE LIBOR + 1.650%, Floor 1.650%), 144A, 1.766%, 06/15/31@,•	3,250	3,188,452
Series 2018-2A Class A (3 M ICE LIBOR + 1.200%, Floor 1.200%), 144A, 1.325%, 08/18/31@,•	4,500	4,499,986
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 3.125%, 04/25/33@,•	2,000	2,009,208
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 4.425%, 01/25/34@,•	2,500	2,504,145
TOTAL ASSET BACKED SECURITIES (Cost $68,708,462)		69,023,119

COMMERCIAL MORTGAGE BACKED SECURITIES — 18.9%
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	5,681,991
BHMS, Series 2018-ATLS Class B (1 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 1.584%, 07/15/35@,•	2,000	1,999,968
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	4,611	4,851,229
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019 Class X1, 1.719%, 03/25/22•	42,371	29,719
Series K043 Class A2, 3.062%, 12/25/24	3,000	3,205,257
Series K058 Class A2, 2.653%, 08/25/26	5,000	5,348,275
Series K094 Class A2, 2.903%, 06/25/29	2,000	2,189,006
Series K107 Class A1, 1.228%, 10/25/29	7,376	7,363,107
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,617,459
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A, 4.064%, 02/25/25@,•	6,610	7,114,776

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
Series 2019-K735 Class B, 144A, 4.156%, 05/25/26@,•	$6,000	$6,578,346
Series 2012-K17 Class B, 144A, 4.635%, 12/25/44@,•	4,000	4,009,487
Series 2012-K19 Class C, 144A, 4.151%, 05/25/45@,•	4,500	4,553,521
Series 2012-K23 Class C, 144A, 3.782%, 10/25/45@,•	5,000	5,114,022
Series 2013-K27 Class C, 144A, 3.616%, 01/25/46@,•	3,647	3,755,478
Series 2015-K48 Class B, 144A, 3.766%, 08/25/48@,•	5,000	5,390,163
Series 2016-K52 Class B, 144A, 4.060%, 01/25/49@,•	5,065	5,537,696
Series 2017-K729 Class C, 144A, 3.800%, 11/25/49@,•	2,460	2,588,130
Series 2018-K85 Class C, 144A, 4.463%, 12/25/50@,•	3,500	3,837,413
Series 2019-K102 Class B, 144A, 3.651%, 12/25/51@,•	5,000	5,340,151
Government National Mortgage Association, Series 2011-77 Class D 4.307%, 10/16/45•	124	125,624
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3 3.055%, 06/15/52	3,000	3,179,378
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $87,415,763)		90,410,196
	Number of Shares
PREFERRED STOCKS — 1.1%
Banks — 0.3%
Wells Fargo & Co.	60,000	1,571,400
Electric — 0.8%
Duke Energy Corp.	134,000	3,588,520
TOTAL PREFERRED STOCKS (Cost $5,084,700)		5,159,920
	Par (000)
CORPORATE BONDS — 45.5%
Aerospace & Defense — 1.5%
General Dynamics Corp. 3.500%, 05/15/25	$3,000	3,255,125
The Boeing Co.
2.196%, 02/04/26	2,000	2,017,376
3.250%, 02/01/35	1,950	1,946,916
		7,219,417
	Par (000)	Value†

Agriculture — 0.7%
Cargill, Inc., 144A 3.250%, 03/01/23@	$3,000	$3,122,297
Airlines — 1.2%
Delta Air Lines Pass Through Trust, Series 2015-1 Class B 4.250%, 01/30/25	1,809	1,878,996
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	2,226	2,289,364
United Airlines Pass Through Trust, Series 2014-1 Class B 4.750%, 10/11/23	1,327	1,341,439
		5,509,799
Apparel — 0.7%
VF Corp. 2.800%, 04/23/27	3,000	3,184,314
Auto Manufacturers — 0.9%
BMW US Capital LLC, 144A 3.450%, 04/12/23@	4,000	4,176,850
Banks — 4.7%
Allfirst Preferred Capital Trust (3 M ICE LIBOR + 1.500%) 1.626%, 07/15/29•	3,500	3,461,697
JPMorgan Chase & Co.
(3 M ICE LIBOR + 0.500%), 0.626%, 02/01/27•	3,200	3,110,184
(3 M ICE LIBOR + 3.470%), 3.599%µ,•	2,000	2,010,945
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 0.871%, 07/01/28•	2,640	2,558,166
NTC Capital I (3 M ICE LIBOR + 0.520%) 0.646%, 01/15/27•	4,595	4,594,430
State Street Corp. (3 M ICE LIBOR + 0.560%) 0.685%, 05/15/28•	3,830	3,713,488
The Goldman Sachs Group, Inc. (SOFR + 1.248%) 2.383%, 07/21/32•	3,000	2,969,485
		22,418,395
Beverages — 0.7%
Constellation Brands, Inc. 3.150%, 08/01/29	3,000	3,205,068
Biotechnology — 1.7%
Amgen, Inc.
2.700%, 05/01/22	3,000	3,029,813
2.650%, 05/11/22	2,000	2,024,576
Gilead Sciences, Inc. 1.650%, 10/01/30	3,000	2,877,241
		7,931,630

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Building Materials — 2.1%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	$2,500	$2,650,000
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,254,642
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,939,992
		9,844,634
Chemicals — 0.7%
WR Grace Holdings LLC, 144A 5.625%, 10/01/24@	3,000	3,285,000
Commercial Services — 1.8%
IHS Markit Ltd., 144A 5.000%, 11/01/22@	2,500	2,590,250
The Georgetown University 4.315%, 04/01/49	2,485	3,088,731
University of Southern California 3.028%, 10/01/39	2,820	3,016,616
		8,695,597
Computers — 1.6%
Apple, Inc. 3.850%, 08/04/46	4,000	4,666,776
Dell International LLC/EMC Corp. 5.450%, 06/15/23	3,000	3,220,342
		7,887,118
Diversified Financial Services — 1.1%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,010,420
OneMain Finance Corp. 8.250%, 10/01/23	3,000	3,352,590
		5,363,010
Electric — 3.3%
Edison International 3.550%, 11/15/24	2,000	2,120,495
Louisville Gas and Electric Co. 4.250%, 04/01/49	3,000	3,611,034
Monongahela Power Co., 144A 3.550%, 05/15/27@	2,500	2,735,090
Northern States Power Co. 3.600%, 09/15/47	4,000	4,462,282
Pacific Gas and Electric Co. 4.000%, 12/01/46	3,000	2,884,530
		15,813,431
Food — 3.6%
Kellogg Co. 2.650%, 12/01/23	2,501	2,614,132
Land O' Lakes, Inc., 144A 6.000%, 11/15/22@	3,500	3,656,754
Mars, Inc., 144A 1.625%, 07/16/32@	3,000	2,840,955
Smithfield Foods, Inc., 144A 3.350%, 02/01/22@	3,000	3,017,090
	Par (000)	Value†

Food — (continued)
The Hershey Co. 1.700%, 06/01/30	$2,000	$1,965,739
The J.M. Smucker Co. 3.375%, 12/15/27	2,750	2,991,269
		17,085,939
Gas — 0.6%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,678,012
Healthcare Products — 0.4%
PerkinElmer, Inc. 2.250%, 09/15/31	2,000	1,970,553
Healthcare Services — 1.0%
Centene Corp.
3.375%, 02/15/30	1,000	1,033,750
2.500%, 03/01/31	2,000	1,972,500
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,995,449
		5,001,699
Household Products & Wares — 0.5%
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	2,187,924
Internet — 0.8%
Alibaba Group Holding Ltd.
3.400%, 12/06/27	1,000	1,070,537
2.125%, 02/09/31	3,000	2,880,243
		3,950,780
Investment Companies — 0.7%
Ares Capital Corp. 2.875%, 06/15/28	3,500	3,542,556
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 07/23/22	3,000	3,076,246
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,062,632
Comcast Corp. 3.950%, 10/15/25	4,000	4,435,678
		8,574,556
Oil & Gas — 0.7%
BG Energy Capital PLC, 144A 4.000%, 10/15/21@	1,000	1,001,497
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,560,437
		3,561,934
Packaging and Containers — 0.1%
Ball Corp. 3.125%, 09/15/31	500	493,789

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Pharmaceuticals — 3.8%
Becton Dickinson and Co. 3.700%, 06/06/27	$1,956	$2,164,993
Bristol-Myers Squibb Co. 3.400%, 07/26/29	3,000	3,315,796
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,327,981
Johnson & Johnson 3.625%, 03/03/37	3,000	3,443,911
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,226,321
Merck & Co., Inc. 3.900%, 03/07/39	2,200	2,563,492
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,375,560
		18,418,054
Pipelines — 0.4%
Energy Transfer LP/Regency Energy Finance Corp. 5.875%, 03/01/22	2,000	2,016,975
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. 2.000%, 05/18/32	2,000	1,936,203
American Tower Corp. 4.700%, 03/15/22	2,500	2,548,209
Kimco Realty Corp. 2.800%, 10/01/26	3,000	3,180,323
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,518,278
		9,183,013
Retail — 0.3%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,477,745
Semiconductors — 0.4%
NPX BV/NPX Funding LLC/NXP USA, Inc., 144A 3.150%, 05/01/27@	2,000	2,131,521
Software — 1.6%
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,480,478
salesforce.com, Inc. 2.700%, 07/15/41	3,000	2,984,394
VMware, Inc. 2.950%, 08/21/22	3,000	3,062,048
		7,526,920
Telecommunications — 2.9%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	4,205,118
Sprint Corp. 7.875%, 09/15/23	3,000	3,352,500
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	3,067,500
	Par (000)	Value†

Telecommunications — (continued)
Verizon Communications, Inc. 2.100%, 03/22/28	$3,000	$3,042,705
		13,667,823
Transportation — 1.3%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	2,323	2,537,893
Federal Express Corp. Pass Through Trust, Series 1999 7.650%, 07/15/24	131	136,925
Union Pacific Corp. 3.375%, 02/01/35	3,336	3,622,689
		6,297,507
TOTAL CORPORATE BONDS (Cost $211,598,076)		217,423,860

MUNICIPAL BONDS — 1.0%
University of Massachusetts Building Authority, Series 3 2.417%, 11/01/28	4,690	4,940,577
TOTAL MUNICIPAL BONDS (Cost $4,689,960)		4,940,577

RESIDENTIAL MORTGAGE BACKED SECURITIES — 11.3%
Collateralized Mortgage Obligations — 8.4%
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,374	4,408,476
JP Morgan Mortgage Trust,
Series 2021-1 Class A3, 144A, 2.500%, 06/25/51@,•	6,597	6,688,594
Series 2021-1 Class A15, 144A, 2.500%, 06/25/51@,•	4,933	4,945,328
Series 2021-7 Class A15, 144A, 2.500%, 11/25/51@,•	5,822	5,844,798
Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU 2.500%, 11/25/60	3,100	3,082,640
Sequoia Mortgage Trust,
Series 2017-5 Class A1, 144A, 3.500%, 08/25/47@,•	1,218	1,239,838
Series 2017-CH2 Class A1, 144A, 4.000%, 12/25/47@,•	888	900,069
Series 2020-4 Class A20, 144A, 2.500%, 11/25/50@,•	3,738	3,766,782
Series 2021-5 Class A5, 144A, 2.000%, 07/25/51@,•	3,854	3,891,861
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 3.219%, 07/25/59@,•	3,156	3,184,450

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	$2,022	$2,054,152
		40,006,988
Fannie Mae Pool — 1.4%
2.000%, 11/01/40	5,270	5,322,307
3.500%, 11/01/44	1,206	1,260,065
		6,582,372
Freddie Mac Pool — 1.0%
2.000%, 10/01/51	5,000	5,013,907
Freddie Mac REMICS — 0.5%
Series 4640 Class LG, 3.500%, 09/15/43	2,232	2,242,090
Series 4743 Class PA, 3.500%, 01/15/45	40	39,846
Series 4800 Class KB, 5.000%, 11/15/45	62	61,910
		2,343,846
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $54,352,893)		53,947,113

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds
1.125%, 08/15/40	4,500	3,863,672
2.250%, 05/15/41	5,000	5,187,500
2.750%, 08/15/42	1,800	2,021,695
2.875%, 05/15/43	2,150	2,461,918
3.625%, 08/15/43	1,350	1,729,108
U.S. Treasury Inflation Indexed Bonds
0.125%, 07/15/30	2,556	2,815,771
1.000%, 02/15/46	2,016	2,612,204
U.S. Treasury Notes
2.000%, 07/31/22(a)	600	609,539
0.500%, 05/31/27	5,625	5,430,322
0.500%, 06/30/27	4,000	3,858,906
1.625%, 08/15/29	2,950	3,001,971
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,805,958)		33,592,606

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $2,523,355)	2,523,355	$2,523,355
TOTAL INVESTMENTS — 99.7% (Cost $467,179,167)		$477,020,746
Other Assets & Liabilities — 0.3%		1,513,939
TOTAL NET ASSETS — 100.0%		$478,534,685

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $196,589,662, which represents 41.1% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
(a)	All or portion of securities segregated as collateral for futures contracts.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate
Country Weightings as of 9/30/2021††
United States	90%
Cayman Islands	8
United Kingdom	1
China	1
Total	100%
††	% of total investments as of September 30, 2021.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Quality Bond Fund
Futures contracts held by the Fund at September 30, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	12/31/2021	818	2,000	$110	$180,004,735	$—	$(97,307)
Long	U.S. Treasury 5 Year Note	12/31/2021	80	1,000	123	9,819,375	—	(51,146)
Long	U.S. Treasury 10 Year Note	12/21/2021	40	1,000	132	5,264,375	—	(57,193)
Long	U.S. Treasury Ultra Bond	12/21/2021	149	1,000	191	28,468,312	—	(538,335)
							$—	$(743,981)

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 10 Year Ultra Note	12/21/2021	(100)	1,000	$145	$(14,525,000)	$219,339	$—
							$219,339	$—
							$219,339	$(743,981)